Consolidated Statements of Cash Flows (USD $)	12 Months Ended		69 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (950,117)	$ (227,562)	$ (1,249,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	41,829	6,535	50,912
Stock based compensation		25,000	25,000
Impairment of long-lived assets		919	919
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	17,924	(2,052)	15,872
Accounts payable and accrued expenses	25,326	1,963	27,482
Net cash used in operating activities	(865,038)	(195,197)	(1,129,595)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(33,503)		(38,405)
Net cash used in investing activities	(33,503)		(38,405)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued for cash	1,000,000	246,000	1,286,800
Advances from related parties		24,927	58,433
Net cash provided by financing activities	1,000,000	270,927	1,345,233
EFFECT OF FOREIGN CURRENCY TRANSLATIONS	1,899		1,899
Net increase (decrease) in cash and cash equivalent	103,358	75,730	179,132
Cash and cash equivalents at beginning of period	75,774	44
Cash and cash equivalents at end of period	179,132	75,774	179,132
SUPPLEMENTAL CASH FLOWS INFORMATION:
Cash paid for income tax
Cash paid for interest
NONCASH INVESTING AND FINANCING ACTIVITIES:
Forgiveness of related party debt		6,250	6,250
Shares issued for asset acquisition		236,314	236,314
Shares issued for accounts payable		52,183	52,183
Cancellation of common stock		$ 72,358	$ 72,358